Promissory note (Narrative) (Details)	Nov. 12, 2020 CAD ($)	Nov. 12, 2020 USD ($)
Disclosure Of Promissory Note [Abstract]
Promissory note	$ 47,299	$ 37,149
Promissory note interest rate percentage	8.00%	8.00%